Securitizations and Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2007 KRW	Dec. 31, 2009 Net Increase (Decrease) KRW
Variable Interest [Line Items]
Net gain (loss) related to securitization and sale of loans	(38,235,000,000)	42,878,000,000	1,196,000,000
Equity	23,208,195,000,000	20,549,390,000,000	17,964,143,000,000	20,527,325,000	18,175,652,000	17,121,542,000,000	(11,924,000,000)
Total Assets	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	238,840,074,000			4,019,736,000,000
Total Liabilities	246,824,394,000,000	234,360,526,000,000		$ 218,312,749,000			4,031,660,000,000